Discontinued Operations	9 Months Ended
Mar. 31, 2026
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
3.	DISCONTINUED OPERATIONS
As previously described, assets and liabilities and income (loss) from discontinued operations are presented separately in the Consolidated Balance Sheets and Income (Loss) for all periods presented.

The following tables reconcile the carrying amounts of the major classes of assets and liabilities of discontinued operations to the current assets and liabilities of discontinued operations as presented on the Company’s Consolidated Balance Sheets:

Assets and Liabilities of Discontinued Operations	March 31, 2026	June 30, 2025
Current Assets of Discontinued Operations
Cash and cash equivalents	345,878	332,441
Accounts receivable, net	179,233	465,104
Prepaids and other current assets	4,067	2,200
Inventories	541,135	961,173

Total Current Assets of Discontinued Operations	1,070,313	1,760,918

Current Liabilities of Discontinued Operations
Accounts payable and accrued liabilities	279,198	173,438
Severance	531,136	—

Total Current Liabilities of Discontinued Operations	810,334	173,438

The following table provides details about the major classes of line items constituting “Income (loss) from discontinued operations” as presented in the Company’s Consolidated Statements of Income (Loss):
Income (Loss) from Discontinued Operations

	Three Months Ended
	3/31/2026	3/31/2025
Sales	659,848	1,261,578
Cost of Sales	(592,886)	(1,085,953)

Gross Margin	66,962	175,625
Operating Expenses
General and administrative	240,120	215,699
Research and development	827	13,187
Amortization and depreciation	600	600

Total Operating Expenses	241,547	229,486
Loss of Discontinued Operations before Provision for Income Taxes	(174,585)	(53,861)

Provision for Income Taxes	—	—

Net loss of Discontinued Operations	(174,585)	(53,861)

	Nine Months ended
	March 31, 2026	March 31, 2025
Sales	2,600,157	3,637,923
Cost of sales	(1,945,842)	(2,507,991)

Gross profit	654,315	1,129,932
Operating Expenses
General and administrative	830,923	620,108
Research and development	12,973	26,156
Amortization and depreciation	1,798	1,798

Total Operating Expenses	845,694	648,062
Loss of Discontinued Operations before Provision for Income Taxes	(191,379)	481,870

Provision for Income Taxes	—	—

Net income (loss) of Discontinued Operations	(191,379)	481,870